Noncontrolling Interest	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest
NONCONTROLLING INTEREST
Noncontrolling interest primarily represents: (i) until the deconsolidation of Borgata on September 30, 2014, the 50% interest in Holding Company held by the Divestiture Trust for the economic benefit of MGM, which was initially recorded at fair value at the March 24, 2010 date of the effective change in control; and (ii) until the Echelon sale, which closed on March 4, 2013, all 100% of the members' equity interest in LVE, the variable interest entity which had been consolidated in our financial statements, but in which we held no equity interest.

Changes in the noncontrolling interest are as follows:

(In thousands)	Holding Company	LVE	Other	Total
Beginning balance, January 1, 2013	$208,277	$(44,961)	$20	$163,336
Capital contributions	—	—	—	$—
Attributable net loss	(27,847)	(443)	—	(28,290)
Comprehensive income	—	—	—	—
Deconsolidation of LVE on March 4, 2013	—	45,404	—	45,404
Balance, December 31, 2013	180,430	—	20	180,450
Capital contributions	—	—	30	30
Attributable net income	11,403	—	—	11,403
Comprehensive income	—	—	—	—
Deconsolidation of Borgata on September 30, 2014	(191,833)	—	—	(191,833)
Balance, December 31, 2014	—	—	50	50
Capital contributions	—	—	—	—
Attributable net income (loss)	—	—	—	—
Comprehensive income	—	—	—	—
Balance, December 31, 2015	$—	$—	$50	$50